Pension and other post-employment benefits - Summary of information on plan assets and defined benefit obligation per country (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [table]
Plan assets	€ 3,671	€ 3,583
Defined benefit obligation	3,115	3,208
Funded Status	556	375
Other assets	783	725
Other liabilities	(227)	(350)
Netherlands [member]
Disclosure of net defined benefit liability (asset) [table]
Plan assets	427	469
Defined benefit obligation	578	643
Funded Status	(152)	(174)
USA [member]
Disclosure of net defined benefit liability (asset) [table]
Plan assets	332	311
Defined benefit obligation	312	291
Funded Status	20	20
UK [member]
Disclosure of net defined benefit liability (asset) [table]
Plan assets	1,968	1,896
Defined benefit obligation	1,236	1,199
Funded Status	732	696
Belgium [member]
Disclosure of net defined benefit liability (asset) [table]
Plan assets	606	591
Defined benefit obligation	617	681
Funded Status	(10)	(90)
Other Countries [member]
Disclosure of net defined benefit liability (asset) [table]
Plan assets	338	316
Defined benefit obligation	372	393
Funded Status	€ (34)	€ (77)